Taxation (Tables)	6 Months Ended
Sep. 30, 2022
Taxation
Schedule of income tax expense

	Six months ended 30 September
	2022	2021
	€m	€m
United Kingdom corporation tax (expense)/income
Current period	(4)	(6)
Adjustments in respect of prior periods	9	15
Overseas current tax (expense)/income
Current period	(446)	(730)
Adjustments in respect of prior periods	12	(26)
Total current tax expense	(429)	(747)

Deferred tax on origination and reversal of temporary differences
United Kingdom deferred tax	(10)	544
Overseas deferred tax	(46)	204
Total deferred tax (expense)/credit	(56)	748
Total income tax (expense)/credit	(485)	1